LEASED AUTOMOBILES HELD FOR SALE	12 Months Ended
Dec. 31, 2013
LEASED AUTOMOBILES HELD FOR SALE [Abstract]
LEASED AUTOMOBILES HELD FOR SALE

7.                            LEASED AUTOMOBILES HELD FOR SALE

Leased automobiles held for sale are summarized as follows:

	December 31,
	2012	2013
	RMB	RMB	US$

Balance at beginning of year	150,000	224,167	37,030
Additions	116,402	113,408	18,734
Sales	(42,235)	(73,214)	(12,094)
Balance at end of year	224,167	264,361	43,670

Less: accumulated depreciation	(17,563)	(38,741)	(6,400)

Leased automobiles held for sale, net	206,604	225,620	37,270

Depreciation expense related to automobiles held for sale was RMB2,586, RMB17,900 and RMB26,033 (US$4,300) for the years ended December 31, 2011, 2012 and 2013, respectively, and was recorded in cost of goods sold in the consolidated statements of comprehensive income (loss). For the years ended December 31, 2011, 2012 and 2013, cost of goods sold was reduced by RMB549, RMB1,847 and RMB3,589 (US$593), respectively, for rebates received from automobile manufacturers related to leased automobiles purchased and sold during the reporting period.